Payments, by Project - 12 months ended Dec. 31, 2025 - CAD ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Total Payments
Cerro Moro Mine [Member]
Total	$ 12,270	$ 13,230	$ 1,740	$ 8,880	$ 36,120
Navidad [Member]
Total	840	20	10		870
Manantial Espejo Mine [Member]
Total		70	40		110
Regional Office Argentina (Yamana Argentina de Serv S.A.) [Member]
Total	10		350		360
San Vicente Mine [Member]
Total	28,200	27,260	110		55,570
Jacobina Mine [Member]
Total	43,310	12,880	140		56,330
Timmins West/Bell Creek Mines [Member]
Total	1,060	3,570	150		4,780
Larder [Member]
Total	10		210		220
La Pepa [Member]
Total			310		310
El Penon Mine [Member]
Total	136,220	19,750	3,170		159,140
Florida Mine [Member]
Total		4,940	1,000		5,940
Escobal Mine [Member]
Total	220		50		270
La Colorada Mine [Member]
Total	3,890	530	1,990		6,410
Dolores Mine [Member]
Total	7,360	$ 1,470	5,810		14,640
Alamo Dorado Mine [Member]
Total			570		570
Cinco de Mayo [Member]
Total			870		870
Shahuindo Mine [Member]
Total	132,490		1,610	$ 3,840	137,940
Huaron Mine [Member]
Total	26,770		2,350		29,120
Deer Trail Mine [Member]
Total	$ 30		$ 320		$ 350